Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Related Parties

Note 10 – Related Parties

Invus Partners LLC which, as of March 31, 2016, beneficially owned 58.6% of the Company’s outstanding common stock, holds $19.9 million of the Company’s outstanding debt under the Amended Facility. Several of the members of the Company’s Board of Directors (“BOD”) are members of Invus Partners LLC, as well as managing directors and officers of the general partner of Invus Partners LLC.

In addition, Kunkemueller Enterprises LP, which is owned in part by the wife of one of the members of our BOD, holds $1.4 million of our debt under the Amended Facility.

Note 15 – Related Parties

Invus Partners, LLC, which as of December 31, 2015, beneficially owned 58.6% of the Company’s outstanding common stock, and held $20.0 million and $20.2 million of the Company’s outstanding debt under the Amended Facility on December 31, 2015 and 2014, respectively. Several of the members of the Company’s Board of Directors (“BOD”) are members of Invus Partners, LLC, as well as managing directors and officers of the general partner of the Company’s majority shareholder and managing directors and officers of an investment advisor to the Company’s majority shareholder.

In addition, Kunkemueller Enterprises LP, which is owned in part by the wife of one of the members of our BOD, held $1.5 million of the Company’s debt under the Amended Facility on December 31, 2015 and 2014.